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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2004
                                               --------------------


Check here if Amendment [  x  ]; Amendment Number    2
This Amendment (Check only one.):       [x] is a restatement.
                                        [ ] adds new holdings entries.


THIS FILING CORRECTS THE AMENDMENT FILED ON MAY 16, 2005 WHICH, IN THE SUMMARY PAGE, INCORRECTLY STATED THE ENTRY TOTAL AS ONE, ALTHOUGH THE AMENDMENT, IN FACT PUBLICLY DISCLOSES THREE POSITIONS PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.
Institutional Investment Manager Filing this Report:

Name:     Milton Arbitrage Partners LLC
Address:  56 Mason Street
          Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500

Signature, Place, and Date of Signing:

    /s/ James E. Buck II                 Greenwich, Connecticut     July 6, 2005
------------------------------------     ----------------------     ------------
             [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        0
                                                 -------------

Form 13F Information Table Entry Total:                   3
                                                 -------------

Form 13F Information Table Value Total:          $   16,594
                                                 -------------
                                                 (thousands)




List of Other Included Managers:

None


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
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                                                           FORM 13F INFORMATION TABLE
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          COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4              COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
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                                                                                                                VOTING AUTHORITY
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                                TITLE                  VALUE     SHRS OR PRN  SH/   PUT/ INVESTMENT    OTHER
       NAME OF ISSUER           CLASS        CUSIP    (X1000)      AMOUNT     PRN   CALL DISCRETION   MANAGERS  SOLE   SHARED NONE
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
1. Grey Global Group Inc          COM      39787M108   9,872         9,922    SH            Sole           0    9,922      0     0
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2. PNC Financial Services Group
                                  COM      693475105     687        12,700    SH            Sole           0   12,700      0     0
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3. Varco Intl Inc                 COM      922122106   6,035       225,000    SH            Sole           0  225,000      0     0
                                                      ------
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                                                       16,594
                                                       ======
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